Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash and cash equivalents	$ 15,503	$ 58,498
Total cash and cash equivalents	$ 15,503	$ 58,498